Share-based payment - Performance shares (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments ShareBasedCompensationPlan multiplier € / shares	Dec. 31, 2016 EquityInstruments	Dec. 31, 2015 EquityInstruments	Dec. 31, 2014 EquityInstruments
Performance Shares
Share-based payment
Number of performance share plans | ShareBasedCompensationPlan	4
Shares outstanding at target	60,516,243	43,417,550	22,928,850	17,234,066
Minimum restriction period from the end of the performance period	1 year
Performance Share Plan of 2014
Share-based payment
Confirmed payout as a percentage of target	126.00%
Performance Share Plan of 2015
Share-based payment
Shares outstanding at target	10,167,021
Confirmed payout as a percentage of target	124.00%
Performance Share Plan of 2016
Share-based payment
Shares outstanding at target	20,717,300
Confirmed payout as a percentage of target	46.00%
Performance Share Plan of 2017
Share-based payment
Minimum percentage of the number of shares granted at target to be settled following the restriction period	25.00%
Performance period	2 years
The factor of the maximum amount at target | multiplier	2
Shares outstanding at target	29,631,922
Average annual net sales weight (as a percent)	50.00%
Average annual diluted EPS weight (as a percent)	50.00%
Minimum | Performance Share Plan of 2017
Share-based payment
Average annual net sales | €	€ 22,842
Average annual diluted EPS | € / shares	€ 0.26
Maximum | Performance Share Plan of 2017
Share-based payment
Average annual net sales | €	€ 26,280
Average annual diluted EPS | € / shares	€ 0.38